Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation		$ 410,267
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year		359,665
Unrecorded Unconditional Purchase Obligation, Due within Two Years		9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years		27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years		13,678
Product Liability Contingency, Third Party Recovery	$ 45,000	44,890	$ 0
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation		60,586
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year		9,984
Unrecorded Unconditional Purchase Obligation, Due within Two Years		9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years		27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years		13,678
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation		349,681
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year		349,681
Unrecorded Unconditional Purchase Obligation, Due within Two Years		0
Unrecorded Unconditional Purchase Obligation, Due within Three Years		0
Unrecorded Unconditional Purchase Obligation, Due within Four Years		0
Equity Method Investments [Member] | Supply Commitment [Member] | Asset under Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity		$ 301,000